Annual Operating Expenses - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2023
Fidelity Advisor Strategic Income Fund - Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.98%
Fidelity Advisor Strategic Income Fund - Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual operating expenses	1.73%
Fidelity Advisor Strategic Income Fund - Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual operating expenses	0.97%
Fidelity Advisor Strategic Income Fund - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.72%
Fidelity Advisor Strategic Income Fund - Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.62%